EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16 — EARNINGS PER SHARE

	For the years ended June 30,
	2025	2025	2024	2024
	Class A	Class B	Class A	Class B
	USD	USD	USD	USD
Numerator
Allocation of undistributed profit	$209,876	$389,771	$212,687	$394,991
Denominator
Weighted average number of shares used in per share computation	9,450,000	17,550,000	9,450,000	17,550,000

Basic and diluted net profit per share	$0.02	$0.02	$0.02	$0.02

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is the same as basic earnings per share as there are no diluted shares.